Interest-Bearing Liabilities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	kr 33,125
Cash ﬂows
Lease payments	(2,990)
Non-cash changes
Closing balance	37,696	kr 33,125
Liabilities Arising From Financing Activities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	33,125	33,076
Adjustment due to IFRS 16	10,398
Adjusted opening balance	43,523	33,076
Cash ﬂows
Proceeds from issuance of borrowings	4,851	911
Repayment of borrowings	(4,476)	(1,748)
Lease payments	(2,990)
Non-cash changes
Effect of foreign exchange movement	1,748	2,813
Revaluation due to changes in credit risk	651	(207)
Other changes in fair value	343	(28)
Acquisition of new lease contracts	2,300
Reclassiﬁcation	1,767	(1,692)
Other non-cash movements	(139)
Closing balance	kr 47,578	kr 33,125